Portfolio of Investments
(unaudited)
Lifecycle Retirement Income Fund August 31, 2023

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—5.3%
2,048,043 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/17/23; cost $21,658,420) $ 22,979,037
TOTAL DIRECT REAL ESTATE 22,979,037
FIXED INCOME—40.2%
10,304,621
TIAA-CREF Core Bond Fund 92,123,311
6,373,724
TIAA-CREF Core Plus Bond Fund 57,108,563
1,026,492
TIAA-CREF Emerging Markets Debt Fund 8,273,522
1,044,278
TIAA-CREF High-Yield Fund 8,751,052
1,133,247
TIAA-CREF International Bond Fund 9,145,302
TOTAL FIXED INCOME 175,401,750
INFLATION-PROTECTED ASSETS—10.0%
4,206,287
TIAA-CREF Inflation-Linked Bond Fund 43,913,638
TOTAL INFLATION-PROTECTED ASSETS 43,913,638
INTERNATIONAL EQUITY—11.9%
1,117,129
TIAA-CREF Emerging Markets Equity Fund 8,769,467
1,763,168
TIAA-CREF International Equity Fund 22,568,550
943,708
TIAA-CREF International Opportunities Fund 13,504,456
732,472
TIAA-CREF Quant International Small-Cap Equity Fund 7,288,095
TOTAL INTERNATIONAL EQUITY 52,130,568
SHORT-TERM FIXED INCOME—10.1%
4,469,813
TIAA-CREF Short-Term Bond Fund 43,982,959
TOTAL SHORT-TERM FIXED INCOME 43,982,959
U.S. EQUITY—22.5%
262,118
Nuveen Dividend Growth Fund 14,183,220
1,031,768
Nuveen Dividend Value Fund 14,475,712
712,176
Nuveen Growth Opportunities ETF 16,764,623
940,932
TIAA-CREF Growth & Income Fund 14,255,115
746,208
TIAA-CREF Large-Cap Growth Fund 16,289,720
704,113
TIAA-CREF Large-Cap Value Fund 14,469,512
209,869
TIAA-CREF Quant Small-Cap Equity Fund 3,519,507
318,135
TIAA-CREF Quant Small/Mid-Cap Equity Fund 4,215,284
TOTAL U.S. EQUITY 98,172,693
TOTAL AFFILIATED INVESTMENT COMPANIES 436,580,645
(Cost $425,384,082)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$475,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 475,000
TOTAL REPURCHASE AGREEMENT 475,000
TOTAL SHORT-TERM INVESTMENTS 475,000
(Cost $475,000)
TOTAL INVESTMENTS—100.1% 437,055,645
(Cost $425,859,082)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (376,205)
NET ASSETS—100.0% $ 436,679,440
ETF Exchange Traded Fund

Lifecycle Retirement Income Fund August 31, 2023

Portfolio of Investments
(unaudited) (continued)
Portfolio of Investments
(unaudited) (continued)
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $22,979,037 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $475,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $484,517.

Portfolio of Investments
(unaudited)
Lifecycle 2010 Fund August 31,2023

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—3.6%
2,722,082 (b)
TIAA-CREF Real Property Fund LP (purchased 7/01/16-8/17/23; cost $27,956,804) $ 30,541,765
TOTAL DIRECT REAL ESTATE 30,541,765
FIXED INCOME—40.2%
19,814,905
TIAA-CREF Core Bond Fund 177,145,254
12,256,694
TIAA-CREF Core Plus Bond Fund 109,819,983
1,972,518
TIAA-CREF Emerging Markets Debt Fund 15,898,496
2,005,013
TIAA-CREF High-Yield Fund 16,802,010
2,177,786
TIAA-CREF International Bond Fund 17,574,735
TOTAL FIXED INCOME 337,240,478
INFLATION-PROTECTED ASSETS—10.0%
8,083,626
TIAA-CREF Inflation-Linked Bond Fund 84,393,056
TOTAL INFLATION-PROTECTED ASSETS 84,393,056
INTERNATIONAL EQUITY—11.4%
2,049,710
TIAA-CREF Emerging Markets Equity Fund 16,090,222
3,231,774
TIAA-CREF International Equity Fund 41,366,709
1,727,267
TIAA-CREF International Opportunities Fund 24,717,197
1,343,723
TIAA-CREF Quant International Small-Cap Equity Fund 13,370,042
TOTAL INTERNATIONAL EQUITY 95,544,170
SHORT-TERM FIXED INCOME—13.2%
11,277,457
TIAA-CREF Short-Term Bond Fund 110,970,177
TOTAL SHORT-TERM FIXED INCOME 110,970,177
U.S. EQUITY—21.5%
481,303
Nuveen Dividend Growth Fund 26,043,292
1,898,135
Nuveen Dividend Value Fund 26,630,831
1,306,743
Nuveen Growth Opportunities ETF 30,760,730
1,730,015
TIAA-CREF Growth & Income Fund 26,209,727
1,365,561
TIAA-CREF Large-Cap Growth Fund 29,810,188
1,294,607
TIAA-CREF Large-Cap Value Fund 26,604,180
386,859
TIAA-CREF Quant Small-Cap Equity Fund 6,487,633
585,424
TIAA-CREF Quant Small/Mid-Cap Equity Fund 7,756,866
TOTAL U.S. EQUITY 180,303,447
TOTAL AFFILIATED INVESTMENT COMPANIES 838,993,093
(Cost $801,969,375)
TOTAL INVESTMENTS—99.9% 838,993,093
(Cost $801,969,375)
OTHER ASSETS & LIABILITIES, NET—0.1% 889,651
NET ASSETS—100.0% $ 839,882,744
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $30,541,765 or 3.6% of net assets.

Lifecycle 2015 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—5.2%
5,660,358 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/17/23; cost $59,460,489) $ 63,509,216
TOTAL DIRECT REAL ESTATE 63,509,216
FIXED INCOME—39.7%
28,228,039
TIAA-CREF Core Bond Fund 252,358,668
17,459,915
TIAA-CREF Core Plus Bond Fund 156,440,842
2,811,959
TIAA-CREF Emerging Markets Debt Fund 22,664,389
2,861,172
TIAA-CREF High-Yield Fund 23,976,621
3,104,422
TIAA-CREF International Bond Fund 25,052,683
TOTAL FIXED INCOME 480,493,203
INFLATION-PROTECTED ASSETS—9.3%
10,750,449
TIAA-CREF Inflation-Linked Bond Fund 112,234,687
TOTAL INFLATION-PROTECTED ASSETS 112,234,687
INTERNATIONAL EQUITY—12.6%
3,257,877
TIAA-CREF Emerging Markets Equity Fund 25,574,334
5,136,375
TIAA-CREF International Equity Fund 65,745,594
2,748,161
TIAA-CREF International Opportunities Fund 39,326,189
2,131,967
TIAA-CREF Quant International Small-Cap Equity Fund 21,213,074
TOTAL INTERNATIONAL EQUITY 151,859,191
SHORT-TERM FIXED INCOME—9.3%
11,430,939
TIAA-CREF Short-Term Bond Fund 112,480,439
TOTAL SHORT-TERM FIXED INCOME 112,480,439
U.S. EQUITY—23.6%
763,514
Nuveen Dividend Growth Fund 41,313,757
3,006,045
Nuveen Dividend Value Fund 42,174,808
2,056,182
Nuveen Growth Opportunities ETF 48,402,524
2,742,158
TIAA-CREF Growth & Income Fund 41,543,693
2,190,431
TIAA-CREF Large-Cap Growth Fund 47,817,115
2,051,663
TIAA-CREF Large-Cap Value Fund 42,161,665
611,615
TIAA-CREF Quant Small-Cap Equity Fund 10,256,790
927,061
TIAA-CREF Quant Small/Mid-Cap Equity Fund 12,283,560
TOTAL U.S. EQUITY 285,953,912
TOTAL AFFILIATED INVESTMENT COMPANIES 1,206,530,648
(Cost $1,202,778,037)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$815,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 815,000
TOTAL REPURCHASE AGREEMENT 815,000
TOTAL SHORT-TERM INVESTMENTS 815,000
(Cost $815,000)
TOTAL INVESTMENTS—99.8% 1,207,345,648
(Cost $1,203,593,037)
OTHER ASSETS & LIABILITIES, NET—0.2% 1,926,942
NET ASSETS—100.0% $ 1,209,272,590
ETF Exchange Traded Fund

(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $63,509,216 or 5.2% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $815,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/26, valued at $831,327.

Lifecycle 2020 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—5.3%
12,363,411 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/17/23; cost $130,228,118) $ 138,717,469
TOTAL DIRECT REAL ESTATE 138,717,469
FIXED INCOME—38.8%
60,101,795
TIAA-CREF Core Bond Fund 537,310,047
37,216,920
TIAA-CREF Core Plus Bond Fund 333,463,602
5,990,109
TIAA-CREF Emerging Markets Debt Fund 48,280,283
6,091,935
TIAA-CREF High-Yield Fund 51,050,418
6,611,657
TIAA-CREF International Bond Fund 53,356,073
TOTAL FIXED INCOME 1,023,460,423
INFLATION-PROTECTED ASSETS—7.3%
18,413,444
TIAA-CREF Inflation-Linked Bond Fund 192,236,353
TOTAL INFLATION-PROTECTED ASSETS 192,236,353
INTERNATIONAL EQUITY—14.3%
8,068,697
TIAA-CREF Emerging Markets Equity Fund 63,339,272
12,747,467
TIAA-CREF International Equity Fund 163,167,573
6,821,650
TIAA-CREF International Opportunities Fund 97,617,811
5,295,658
TIAA-CREF Quant International Small-Cap Equity Fund 52,691,798
TOTAL INTERNATIONAL EQUITY 376,816,454
SHORT-TERM FIXED INCOME—7.3%
19,587,714
TIAA-CREF Short-Term Bond Fund 192,743,106
TOTAL SHORT-TERM FIXED INCOME 192,743,106
U.S. EQUITY—27.0%
1,896,984
Nuveen Dividend Growth Fund 102,645,814
7,470,537
Nuveen Dividend Value Fund 104,811,635
5,143,800
Nuveen Growth Opportunities ETF 121,085,052
6,811,993
TIAA-CREF Growth & Income Fund 103,201,701
5,423,526
TIAA-CREF Large-Cap Growth Fund 118,395,576
5,096,859
TIAA-CREF Large-Cap Value Fund 104,740,450
1,518,724
TIAA-CREF Quant Small-Cap Equity Fund 25,468,997
2,302,635
TIAA-CREF Quant Small/Mid-Cap Equity Fund 30,509,913
TOTAL U.S. EQUITY 710,859,138
TOTAL AFFILIATED INVESTMENT COMPANIES 2,634,832,943
(Cost $2,590,415,898)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$995,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 995,000
TOTAL REPURCHASE AGREEMENT 995,000
TOTAL SHORT-TERM INVESTMENTS 995,000
(Cost $995,000)
TOTAL INVESTMENTS—100.0% 2,635,827,943
(Cost $2,591,410,898)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (509,279)
NET ASSETS—100.0% $ 2,635,318,664
ETF Exchange Traded Fund

(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $138,717,469 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $995,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $1,014,985.

Lifecycle 2025 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.2%
18,661,139 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/07/23; cost $198,559,932) $ 209,377,982
TOTAL DIRECT REAL ESTATE 209,377,982
FIXED INCOME—36.3%
84,797,556
TIAA-CREF Core Bond Fund 758,090,153
52,421,079
TIAA-CREF Core Plus Bond Fund 469,692,871
8,443,685
TIAA-CREF Emerging Markets Debt Fund 68,056,098
8,610,172
TIAA-CREF High-Yield Fund 72,153,245
9,367,774
TIAA-CREF International Bond Fund 75,597,937
TOTAL FIXED INCOME 1,443,590,304
INFLATION-PROTECTED ASSETS—5.3%
20,163,030
TIAA-CREF Inflation-Linked Bond Fund 210,502,037
TOTAL INFLATION-PROTECTED ASSETS 210,502,037
INTERNATIONAL EQUITY—16.6%
14,136,730
TIAA-CREF Emerging Markets Equity Fund 110,973,329
22,328,687
TIAA-CREF International Equity Fund 285,807,195
11,922,379
TIAA-CREF International Opportunities Fund 170,609,248
9,266,426
TIAA-CREF Quant International Small-Cap Equity Fund 92,200,943
TOTAL INTERNATIONAL EQUITY 659,590,715
SHORT-TERM FIXED INCOME—5.3%
21,486,222
TIAA-CREF Short-Term Bond Fund 211,424,429
TOTAL SHORT-TERM FIXED INCOME 211,424,429
U.S. EQUITY—31.2%
3,314,911
Nuveen Dividend Growth Fund 179,369,843
13,048,826
Nuveen Dividend Value Fund 183,075,034
8,933,404
Nuveen Growth Opportunities ETF 210,292,330
11,899,784
TIAA-CREF Growth & Income Fund 180,281,732
9,512,612
TIAA-CREF Large-Cap Growth Fund 207,660,326
8,906,284
TIAA-CREF Large-Cap Value Fund 183,024,137
2,653,265
TIAA-CREF Quant Small-Cap Equity Fund 44,495,247
4,022,267
TIAA-CREF Quant Small/Mid-Cap Equity Fund 53,295,034
TOTAL U.S. EQUITY 1,241,493,683
TOTAL AFFILIATED INVESTMENT COMPANIES 3,975,979,150
(Cost $3,839,579,625)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,405,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 4,405,000
TOTAL REPURCHASE AGREEMENT 4,405,000
TOTAL SHORT-TERM INVESTMENTS 4,405,000
(Cost $4,405,000)
TOTAL INVESTMENTS—100.0% 3,980,384,150
(Cost $3,843,984,625)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,180,335)
NET ASSETS—100.0% $ 3,979,203,815
ETF Exchange Traded Fund

(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $209,377,982 or 5.2% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $4,405,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/26, valued at $4,493,123.

Lifecycle 2030 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.3%
21,517,562 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/17/23; cost $230,901,759) $ 241,427,047
TOTAL DIRECT REAL ESTATE 241,427,047
FIXED INCOME—31.2%
84,212,483
TIAA-CREF Core Bond Fund 752,859,600
51,950,082
TIAA-CREF Core Plus Bond Fund 465,472,736
8,372,163
TIAA-CREF Emerging Markets Debt Fund 67,479,634
8,549,214
TIAA-CREF High-Yield Fund 71,642,416
9,291,165
TIAA-CREF International Bond Fund 74,979,703
TOTAL FIXED INCOME 1,432,434,089
INFLATION-PROTECTED ASSETS—3.3%
14,422,201
TIAA-CREF Inflation-Linked Bond Fund 150,567,775
TOTAL INFLATION-PROTECTED ASSETS 150,567,775
INTERNATIONAL EQUITY—19.7%
19,344,250
TIAA-CREF Emerging Markets Equity Fund 151,852,365
30,639,306
TIAA-CREF International Equity Fund 392,183,120
16,332,830
TIAA-CREF International Opportunities Fund 233,722,796
12,724,608
TIAA-CREF Quant International Small-Cap Equity Fund 126,609,846
TOTAL INTERNATIONAL EQUITY 904,368,127
SHORT-TERM FIXED INCOME—3.3%
15,345,520
TIAA-CREF Short-Term Bond Fund 150,999,920
TOTAL SHORT-TERM FIXED INCOME 150,999,920
U.S. EQUITY—37.1%
4,547,276
Nuveen Dividend Growth Fund 246,053,129
17,911,600
Nuveen Dividend Value Fund 251,299,751
12,253,460
Nuveen Growth Opportunities ETF 288,446,448
16,322,510
TIAA-CREF Growth & Income Fund 247,286,031
13,048,422
TIAA-CREF Large-Cap Growth Fund 284,847,049
12,217,725
TIAA-CREF Large-Cap Value Fund 251,074,239
3,639,578
TIAA-CREF Quant Small-Cap Equity Fund 61,035,718
5,518,681
TIAA-CREF Quant Small/Mid-Cap Equity Fund 73,122,520
TOTAL U.S. EQUITY 1,703,164,885
TOTAL AFFILIATED INVESTMENT COMPANIES 4,582,961,843
(Cost $4,328,149,790)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,890,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 4,890,000
TOTAL REPURCHASE AGREEMENT 4,890,000
TOTAL SHORT-TERM INVESTMENTS 4,890,000
(Cost $4,890,000)
TOTAL INVESTMENTS—100.0% 4,587,851,843
(Cost $4,333,039,790)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (626,961)
NET ASSETS—100.0% $ 4,587,224,882
ETF Exchange Traded Fund

(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $241,427,047 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $4,890,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/26, valued at $4,987,870.

Lifecycle 2035 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.3%
22,637,730 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/17/23; cost $243,976,537) $ 253,995,334
TOTAL DIRECT REAL ESTATE 253,995,334
FIXED INCOME—24.7%
70,026,336
TIAA-CREF Core Bond Fund 626,035,440
43,088,597
TIAA-CREF Core Plus Bond Fund 386,073,830
6,940,480
TIAA-CREF Emerging Markets Debt Fund 55,940,266
7,082,790
TIAA-CREF High-Yield Fund 59,353,783
7,725,809
TIAA-CREF International Bond Fund 62,347,280
TOTAL FIXED INCOME 1,189,750,599
INFLATION-PROTECTED ASSETS—1.2%
5,840,984
TIAA-CREF Inflation-Linked Bond Fund 60,979,870
TOTAL INFLATION-PROTECTED ASSETS 60,979,870
INTERNATIONAL EQUITY—23.4%
24,051,854
TIAA-CREF Emerging Markets Equity Fund 188,807,051
38,271,766
TIAA-CREF International Equity Fund 489,878,599
20,366,639
TIAA-CREF International Opportunities Fund 291,446,607
15,832,861
TIAA-CREF Quant International Small-Cap Equity Fund 157,536,963
TOTAL INTERNATIONAL EQUITY 1,127,669,220
SHORT-TERM FIXED INCOME—1.3%
6,210,705
TIAA-CREF Short-Term Bond Fund 61,113,340
TOTAL SHORT-TERM FIXED INCOME 61,113,340
U.S. EQUITY—44.0%
5,682,177
Nuveen Dividend Growth Fund 307,462,587
22,441,207
Nuveen Dividend Value Fund 314,850,128
15,249,448
Nuveen Growth Opportunities ETF 358,972,006
20,381,579
TIAA-CREF Growth & Income Fund 308,780,924
16,256,976
TIAA-CREF Large-Cap Growth Fund 354,889,776
15,253,208
TIAA-CREF Large-Cap Value Fund 313,453,432
4,548,889
TIAA-CREF Quant Small-Cap Equity Fund 76,284,873
6,891,049
TIAA-CREF Quant Small/Mid-Cap Equity Fund 91,306,395
TOTAL U.S. EQUITY 2,126,000,121
TOTAL AFFILIATED INVESTMENT COMPANIES 4,819,508,484
(Cost $4,399,739,255)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,420,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 5,420,000
TOTAL REPURCHASE AGREEMENT 5,420,000
TOTAL SHORT-TERM INVESTMENTS 5,420,000
(Cost $5,420,000)
TOTAL INVESTMENTS—100.0% 4,824,928,484
(Cost $4,405,159,255)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,290,827)
NET ASSETS—100.0% $ 4,823,637,657
ETF Exchange Traded Fund

(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $253,995,334 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $5,420,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/26, valued at $5,528,405.

Lifecycle 2040 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.3%
27,048,873 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-7/31/23; cost $291,380,433) $ 303,488,355
TOTAL DIRECT REAL ESTATE 303,488,355
FIXED INCOME—15.6%
52,792,506
TIAA-CREF Core Bond Fund 471,965,006
32,534,214
TIAA-CREF Core Plus Bond Fund 291,506,558
5,229,721
TIAA-CREF Emerging Markets Debt Fund 42,151,555
5,340,548
TIAA-CREF High-Yield Fund 44,753,788
5,827,779
TIAA-CREF International Bond Fund 47,030,173
TOTAL FIXED INCOME 897,407,080
INTERNATIONAL EQUITY—27.4%
33,749,904
TIAA-CREF Emerging Markets Equity Fund 264,936,747
53,515,305
TIAA-CREF International Equity Fund 684,995,900
28,519,116
TIAA-CREF International Opportunities Fund 408,108,555
22,153,984
TIAA-CREF Quant International Small-Cap Equity Fund 220,432,140
TOTAL INTERNATIONAL EQUITY 1,578,473,342
U.S. EQUITY—51.6%
7,957,332
Nuveen Dividend Growth Fund 430,571,242
31,396,866
Nuveen Dividend Value Fund 440,498,032
21,338,850
Nuveen Growth Opportunities ETF 502,316,529
28,539,899
TIAA-CREF Growth & Income Fund 432,379,465
22,783,153
TIAA-CREF Large-Cap Growth Fund 497,356,227
21,355,195
TIAA-CREF Large-Cap Value Fund 438,849,267
6,365,742
TIAA-CREF Quant Small-Cap Equity Fund 106,753,499
9,649,718
TIAA-CREF Quant Small/Mid-Cap Equity Fund 127,858,766
TOTAL U.S. EQUITY 2,976,583,027
TOTAL AFFILIATED INVESTMENT COMPANIES 5,755,951,804
(Cost $5,074,410,797)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,795,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 5,795,000
TOTAL REPURCHASE AGREEMENT 5,795,000
TOTAL SHORT-TERM INVESTMENTS 5,795,000
(Cost $5,795,000)
TOTAL INVESTMENTS—100.0% 5,761,746,804
(Cost $5,080,205,797)
OTHER ASSETS & LIABILITIES, NET—0.0% 524,343
NET ASSETS—100.0% $ 5,762,271,147
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $303,488,355 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $5,795,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $5,910,932.

Portfolio of Investments
(unaudited)
Lifecycle 2045 Fund August 31,2023

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.3%
18,877,167 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-7/31/23; cost $206,220,352) $ 211,801,817
TOTAL DIRECT REAL ESTATE 211,801,817
FIXED INCOME—8.0%
18,890,429
TIAA-CREF Core Bond Fund 168,880,437
11,632,990
TIAA-CREF Core Plus Bond Fund 104,231,590
1,875,711
TIAA-CREF Emerging Markets Debt Fund 15,118,233
1,904,097
TIAA-CREF High-Yield Fund 15,956,335
2,070,013
TIAA-CREF International Bond Fund 16,705,006
TOTAL FIXED INCOME 320,891,601
INTERNATIONAL EQUITY—30.0%
25,873,501
TIAA-CREF Emerging Markets Equity Fund 203,106,984
40,945,821
TIAA-CREF International Equity Fund 524,106,512
21,791,328
TIAA-CREF International Opportunities Fund 311,833,899
16,919,230
TIAA-CREF Quant International Small-Cap Equity Fund 168,346,342
TOTAL INTERNATIONAL EQUITY 1,207,393,737
U.S. EQUITY—56.6%
6,076,485
Nuveen Dividend Growth Fund 328,798,580
23,989,831
Nuveen Dividend Value Fund 336,577,333
16,290,099
Nuveen Growth Opportunities ETF 383,468,930
21,797,287
TIAA-CREF Growth & Income Fund 330,228,898
17,420,706
TIAA-CREF Large-Cap Growth Fund 380,294,012
16,372,054
TIAA-CREF Large-Cap Value Fund 336,445,716
4,873,910
TIAA-CREF Quant Small-Cap Equity Fund 81,735,464
7,405,693
TIAA-CREF Quant Small/Mid-Cap Equity Fund 98,125,437
TOTAL U.S. EQUITY 2,275,674,370
TOTAL AFFILIATED INVESTMENT COMPANIES 4,015,761,525
(Cost $3,441,232,429)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,910,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 4,910,000
TOTAL REPURCHASE AGREEMENT 4,910,000
TOTAL SHORT-TERM INVESTMENTS 4,910,000
(Cost $4,910,000)
TOTAL INVESTMENTS—100.0% 4,020,671,525
(Cost $3,446,142,429)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (45,098)
NET ASSETS—100.0% $ 4,020,626,427
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $211,801,817 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $4,910,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $5,008,210.

Lifecycle 2050 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.3%
14,576,728 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-7/31/23; cost $160,758,708) $ 163,550,894
TOTAL DIRECT REAL ESTATE 163,550,894
FIXED INCOME—4.3%
7,894,520
TIAA-CREF Core Bond Fund 70,577,009
4,862,880
TIAA-CREF Core Plus Bond Fund 43,571,401
783,400
TIAA-CREF Emerging Markets Debt Fund 6,314,202
794,158
TIAA-CREF High-Yield Fund 6,655,045
862,960
TIAA-CREF International Bond Fund 6,964,088
TOTAL FIXED INCOME 134,081,745
INTERNATIONAL EQUITY—31.3%
20,823,069
TIAA-CREF Emerging Markets Equity Fund 163,461,088
32,970,580
TIAA-CREF International Equity Fund 422,023,427
17,502,401
TIAA-CREF International Opportunities Fund 250,459,364
13,599,128
TIAA-CREF Quant International Small-Cap Equity Fund 135,311,327
TOTAL INTERNATIONAL EQUITY 971,255,206
U.S. EQUITY—59.0%
4,888,314
Nuveen Dividend Growth Fund 264,506,695
19,340,513
Nuveen Dividend Value Fund 271,347,400
13,092,360
Nuveen Growth Opportunities ETF 308,194,155
17,529,169
TIAA-CREF Growth & Income Fund 265,566,913
14,040,591
TIAA-CREF Large-Cap Growth Fund 306,506,100
13,162,775
TIAA-CREF Large-Cap Value Fund 270,495,025
3,920,502
TIAA-CREF Quant Small-Cap Equity Fund 65,746,824
5,978,057
TIAA-CREF Quant Small/Mid-Cap Equity Fund 79,209,249
TOTAL U.S. EQUITY 1,831,572,361
TOTAL AFFILIATED INVESTMENT COMPANIES 3,100,460,206
(Cost $2,683,523,746)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,545,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 3,545,000
TOTAL REPURCHASE AGREEMENT 3,545,000
TOTAL SHORT-TERM INVESTMENTS 3,545,000
(Cost $3,545,000)
TOTAL INVESTMENTS—100.0% 3,104,005,206
(Cost $2,687,068,746)
OTHER ASSETS & LIABILITIES, NET—0.0% 661,862
NET ASSETS—100.0% $ 3,104,667,068
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $163,550,894 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $3,545,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $3,615,914.

Portfolio of Investments
(unaudited)
Lifecycle 2055 Fund August 31,2023

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.3%
7,029,110 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-7/31/23; cost $79,121,882) $ 78,866,618
TOTAL DIRECT REAL ESTATE 78,866,618
FIXED INCOME—3.1%
2,713,756
TIAA-CREF Core Bond Fund 24,260,983
1,669,763
TIAA-CREF Core Plus Bond Fund 14,961,078
266,958
TIAA-CREF Emerging Markets Debt Fund 2,151,685
272,203
TIAA-CREF High-Yield Fund 2,281,061
293,852
TIAA-CREF International Bond Fund 2,371,384
TOTAL FIXED INCOME 46,026,191
INTERNATIONAL EQUITY—31.7%
10,196,490
TIAA-CREF Emerging Markets Equity Fund 80,042,449
16,091,041
TIAA-CREF International Equity Fund 205,965,330
8,569,304
TIAA-CREF International Opportunities Fund 122,626,739
6,641,177
TIAA-CREF Quant International Small-Cap Equity Fund 66,079,712
TOTAL INTERNATIONAL EQUITY 474,714,230
U.S. EQUITY—59.8%
2,388,379
Nuveen Dividend Growth Fund 129,235,199
9,451,288
Nuveen Dividend Value Fund 132,601,569
6,390,159
Nuveen Growth Opportunities ETF 150,424,343
8,587,165
TIAA-CREF Growth & Income Fund 130,095,553
6,881,516
TIAA-CREF Large-Cap Growth Fund 150,223,500
6,430,544
TIAA-CREF Large-Cap Value Fund 132,147,671
1,914,352
TIAA-CREF Quant Small-Cap Equity Fund 32,103,678
2,911,243
TIAA-CREF Quant Small/Mid-Cap Equity Fund 38,573,972
TOTAL U.S. EQUITY 895,405,485
TOTAL AFFILIATED INVESTMENT COMPANIES 1,495,012,524
(Cost $1,333,836,111)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,030,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 2,030,000
TOTAL REPURCHASE AGREEMENT 2,030,000
TOTAL SHORT-TERM INVESTMENTS 2,030,000
(Cost $2,030,000)
TOTAL INVESTMENTS—100.0% 1,497,042,524
(Cost $1,335,866,111)
OTHER ASSETS & LIABILITIES, NET—0.0% 327,711
NET ASSETS—100.0% $ 1,497,370,235
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $78,866,618 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $2,030,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $2,070,602.

Lifecycle 2060 Fund August 31,2023
Portfolio of Investments
(unaudited)

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—5.3%
2,647,339 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/17/23; cost $30,595,799) $ 29,703,144
TOTAL DIRECT REAL ESTATE 29,703,144
FIXED INCOME—1.8%
606,079
TIAA-CREF Core Bond Fund 5,418,344
374,885
TIAA-CREF Core Plus Bond Fund 3,358,967
60,376
TIAA-CREF Emerging Markets Debt Fund 486,627
61,449
TIAA-CREF High-Yield Fund 514,946
66,679
TIAA-CREF International Bond Fund 538,096
TOTAL FIXED INCOME 10,316,980
INTERNATIONAL EQUITY—32.1%
3,893,645
TIAA-CREF Emerging Markets Equity Fund 30,565,111
6,128,958
TIAA-CREF International Equity Fund 78,450,662
3,283,261
TIAA-CREF International Opportunities Fund 46,983,466
2,545,508
TIAA-CREF Quant International Small-Cap Equity Fund 25,327,802
TOTAL INTERNATIONAL EQUITY 181,327,041
U.S. EQUITY—60.6%
912,895
Nuveen Dividend Growth Fund 49,396,733
3,604,251
Nuveen Dividend Value Fund 50,567,646
2,431,228
Nuveen Growth Opportunities ETF 57,231,107
3,280,359
TIAA-CREF Growth & Income Fund 49,697,432
2,628,962
TIAA-CREF Large-Cap Growth Fund 57,390,233
2,454,311
TIAA-CREF Large-Cap Value Fund 50,436,092
731,794
TIAA-CREF Quant Small-Cap Equity Fund 12,272,179
1,108,917
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,693,155
TOTAL U.S. EQUITY 341,684,577
TOTAL AFFILIATED INVESTMENT COMPANIES 563,031,742
(Cost $518,817,201)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,040,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 09/01/23 1,040,000
TOTAL REPURCHASE AGREEMENT 1,040,000
TOTAL SHORT-TERM INVESTMENTS 1,040,000
(Cost $1,040,000)
TOTAL INVESTMENTS—100.0% 564,071,742
(Cost $519,857,201)
OTHER ASSETS & LIABILITIES, NET—0.0% 106,692
NET ASSETS—100.0% $ 564,178,434
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $29,703,144 or 5.3% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 8/31/23 to be repurchased at $1,040,000 on 9/1/23, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $1,060,897.

Portfolio of Investments
(unaudited)
Lifecycle 2065 Fund August 31,2023

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—98.7%(a)
DIRECT REAL ESTATE—5.2%
235,334 (b)
TIAA-CREF Real Property Fund LP (purchased 9/30/20-8/17/23; cost $2,873,732) $ 2,640,449
TOTAL DIRECT REAL ESTATE 2,640,449
FIXED INCOME—0.6%
17,332
TIAA-CREF Core Bond Fund 154,950
10,724
TIAA-CREF Core Plus Bond Fund 96,091
1,726
TIAA-CREF Emerging Markets Debt Fund 13,913
1,757
TIAA-CREF High-Yield Fund 14,727
1,908
TIAA-CREF International Bond Fund 15,400
TOTAL FIXED INCOME 295,081
INTERNATIONAL EQUITY—32.3%
350,818
TIAA-CREF Emerging Markets Equity Fund 2,753,925
552,271
TIAA-CREF International Equity Fund 7,069,070
295,759
TIAA-CREF International Opportunities Fund 4,232,314
229,610
TIAA-CREF Quant International Small-Cap Equity Fund 2,284,615
TOTAL INTERNATIONAL EQUITY 16,339,924
U.S. EQUITY—60.7%
82,376
Nuveen Dividend Growth Fund 4,457,365
323,892
Nuveen Dividend Value Fund 4,544,205
217,128
Nuveen Growth Opportunities ETF 5,111,193
295,897
TIAA-CREF Growth & Income Fund 4,482,841
238,448
TIAA-CREF Large-Cap Growth Fund 5,205,315
221,073
TIAA-CREF Large-Cap Value Fund 4,543,040
65,916
TIAA-CREF Quant Small-Cap Equity Fund 1,105,404
99,843
TIAA-CREF Quant Small/Mid-Cap Equity Fund 1,322,923
TOTAL U.S. EQUITY 30,772,286
TOTAL AFFILIATED INVESTMENT COMPANIES 50,047,740
(Cost $46,409,390)
TOTAL INVESTMENTS—98.8% 50,047,740
(Cost $46,409,390)
OTHER ASSETS & LIABILITIES, NET—1.2% 595,311
NET ASSETS—100.0% $ 50,643,051
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 8/31/23, the total value of this security amounted to $2,640,449 or 5.2% of net assets.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value ("NAV") per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the portfolio of investments.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 413,601,608 $ — $ — $ — $ 413,601,608
TIAA-CREF Real Property Fund LP — — — 22,979,037 22,979,037
Short-term investments — 475,000 — — 475,000
Total $ 413,601,608 $ 475,000 $ — $ 22,979,037 $ 437,055,645
Lifecycle 2010
Registered investment companies $ 808,451,328 $ — $ — $ — $ 808,451,328
TIAA-CREF Real Property Fund LP — — — 30,541,765 30,541,765
Total $ 808,451,328 $ — $ — $ 30,541,765 $ 838,993,093
Lifecycle 2015
Registered investment companies $ 1,143,021,432 $ — $ — $ — $ 1,143,021,432
TIAA-CREF Real Property Fund LP — — — 63,509,216 63,509,216
Short-term investments — 815,000 — — 815,000
Total $ 1,143,021,432 $ 815,000 $ — $ 63,509,216 $ 1,207,345,648
Lifecycle 2020
Registered investment companies $ 2,496,115,474 $ — $ — $ — $ 2,496,115,474
TIAA-CREF Real Property Fund LP — — — 138,717,469 138,717,469
Short-term investments — 995,000 — — 995,000
Total $ 2,496,115,474 $ 995,000 $ — $ 138,717,469 $ 2,635,827,943
Lifecycle 2025
Registered investment companies $ 3,766,601,168 $ — $ — $ — $ 3,766,601,168
TIAA-CREF Real Property Fund LP — — — 209,377,982 209,377,982
Short-term investments — 4,405,000 — — 4,405,000
Total $ 3,766,601,168 $ 4,405,000 $ — $ 209,377,982 $ 3,980,384,150
Lifecycle 2030
Registered investment companies $ 4,341,534,796 $ — $ — $ — $ 4,341,534,796
TIAA-CREF Real Property Fund LP — — — 241,427,047 241,427,047
Short-term investments — 4,890,000 — — 4,890,000
Total $ 4,341,534,796 $ 4,890,000 $ — $ 241,427,047 $ 4,587,851,843

Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2035
Registered investment companies $ 4,565,513,150 $ — $ — $ — $ 4,565,513,150
TIAA-CREF Real Property Fund LP — — — 253,995,334 253,995,334
Short-term investments — 5,420,000 — — 5,420,000
Total $ 4,565,513,150 $ 5,420,000 $ — $ 253,995,334 $ 4,824,928,484
Lifecycle 2040
Registered investment companies $ 5,452,463,449 $ — $ — $ — $ 5,452,463,449
TIAA-CREF Real Property Fund LP — — — 303,488,355 303,488,355
Short-term investments — 5,795,000 — — 5,795,000
Total $ 5,452,463,449 $ 5,795,000 $ — $ 303,488,355 $ 5,761,746,804
Lifecycle 2045
Registered investment companies $ 3,803,959,708 $ — $ — $ — $ 3,803,959,708
TIAA-CREF Real Property Fund LP — — — 211,801,817 211,801,817
Short-term investments — 4,910,000 — — 4,910,000
Total $ 3,803,959,708 $ 4,910,000 $ — $ 211,801,817 $ 4,020,671,525
Lifecycle 2050
Registered investment companies $ 2,936,909,312 $ — $ — $ — $ 2,936,909,312
TIAA-CREF Real Property Fund LP — — — 163,550,894 163,550,894
Short-term investments — 3,545,000 — — 3,545,000
Total $ 2,936,909,312 $ 3,545,000 $ — $ 163,550,894 $ 3,104,005,206
Lifecycle 2055
Registered investment companies $ 1,416,145,906 $ — $ — $ — $ 1,416,145,906
TIAA-CREF Real Property Fund LP — — — 78,866,618 78,866,618
Short-term investments — 2,030,000 — — 2,030,000
Total $ 1,416,145,906 $ 2,030,000 $ — $ 78,866,618 $ 1,497,042,524
Lifecycle 2060
Registered investment companies $ 533,328,598 $ — $ — $ — $ 533,328,598
TIAA-CREF Real Property Fund LP — — — 29,703,144 29,703,144
Short-term investments — 1,040,000 — — 1,040,000
Total $ 533,328,598 $ 1,040,000 $ — $ 29,703,144 $ 564,071,742
Lifecycle 2065
Registered investment companies $ 47,407,291 $ — $ — $ — $ 47,407,291
TIAA-CREF Real Property Fund LP — — — 2,640,449 2,640,449
Total $ 47,407,291 $ — $ — $ 2,640,449 $ 50,047,740
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
A10998-D (10/23)